Property and Equipment, Net (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Property and Equipment, Net [Abstract]
Depreciation expenses	$ 541	$ 629	$ 615